Leases - Lease terms and discount rates (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Land And Building [Member]
Operating Lease Liabilities Payments Due [Abstract]
Weighted average remaining lease term	71 months	73 months	73 months
Weighted average discount rate	3.70%	3.30%	2.60%
Finance Lease Liabilities Payments Due [Abstract]
Weighted average remaining lease term	128 months	135 months	100 months
Weighted average discount rate	4.90%	5.50%	7.70%
Machinery And Equipment [Member]
Operating Lease Liabilities Payments Due [Abstract]
Weighted average remaining lease term	35 months	31 months	30 months
Weighted average discount rate	4.30%	1.90%	1.90%
Finance Lease Liabilities Payments Due [Abstract]
Weighted average remaining lease term	36 months	33 months	40 months
Weighted average discount rate	3.70%	2.30%	1.80%